Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (expenses) from such related party transactions
Revenues	$ 168,716	$ 140,971	$ 148,319
Vessel operating expenses(2)	(5,925)	(5,322)	(5,059)
Time - Charter hire expense			(3,416)
General and administrative(3)(4)(5)	(60,324)	(49,562)	(52,617)
Interest expense	(316)	(4,199)	(11,021)
Realized and unrealized (loss) gain on non-designated	(12,186)	(5,658)	6,842
OCI (8)		$ 131	$ 2,450